STOCKHOLDERS’ DEFICIT (Details Narrative) - Broad Capital Acquisition Corp [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares issued	2,990,897	2,990,897	2,990,897
Common stock, shares outstanding	2,990,897	2,990,897	2,990,897
Common stock subject to possible redemption, shares	4,522,582	10,159,069
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Public right description	Except in cases where the Company is not the surviving company in a Business Combination, each holder of a Public Right will automatically receive one-tenth (1/10) of one share of common stock upon consummation of a Business Combination, even if the holder of a Public Right converted all shares held by him, her or it in connection with a Business Combination or an amendment to the Company’s Amended and Restated Certificate of Incorporation with respect to its pre-business combination activities. In the event that the Company will not be the surviving company upon completion of a Business Combination, each holder of a Public Right will be required to affirmatively convert his, her or its rights in order to receive the one-tenth (1/10) of a share underlying each Public Right upon consummation of the Business Combination	Except in cases where the Company is not the surviving company in a Business Combination, each holder of a Public Right will automatically receive one-tenth (1/10) of one share of common stock upon consummation of a Business Combination, even if the holder of a Public Right converted all shares held by him, her or it in connection with a Business Combination or an amendment to the Company’s Amended and Restated Certificate of Incorporation with respect to its pre-business combination activities. In the event that the Company will not be the surviving company upon completion of a Business Combination, each holder of a Public Right will be required to affirmatively convert his, her or its rights in order to receive the one-tenth (1/10) of a share underlying each Public Right upon consummation of the Business Combination.
Common stock voting rights	Holders of the Company’s common stock are entitled to one vote for each share